Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liabilities measured at estimated fair value using unobservable inputs
Beginning balance	$ 15,270	$ 6,102
Adjustments to estimated fair value	(2,998)	9,508
Transfer due to the removal the derivative features	(12,418)
Decrease of the embedded derivative liabilities for preferred shares converted into common stock		(361)
Reversal of previously accrued dividends	146	(72)
Ending balance	0	15,270
Series C-1 Preferred Stock [Member]
Liabilities measured at estimated fair value using unobservable inputs
Dividends paid in Series C-1 Preferred Stock		41
Accrued dividends payable in Series C-1 Preferred		52
Embedded Derivative [Member]
Liabilities measured at estimated fair value using unobservable inputs
Beginning balance	3,680	5,170
Adjustments to estimated fair value	834	(1,150)
Transfer due to the removal the derivative features	(4,660)
Decrease of the embedded derivative liabilities for preferred shares converted into common stock		(361)
Reversal of previously accrued dividends	146	(72)
Ending balance	0	3,680
Embedded Derivative [Member] | Series C-1 Preferred Stock [Member]
Liabilities measured at estimated fair value using unobservable inputs
Dividends paid in Series C-1 Preferred Stock		41
Accrued dividends payable in Series C-1 Preferred		52
Warrant Derivative [Member]
Liabilities measured at estimated fair value using unobservable inputs
Beginning balance	11,590	932
Adjustments to estimated fair value	(3,832)	10,658
Transfer due to the removal the derivative features	(7,758)
Ending balance	$ 0	$ 11,590